Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

Note 10. Segment Information

The Company’s segments are summarized below:

United States

The U.S. segment serves capital market and investment market clients in the U.S. by delivering products and services to help create, manage, and deliver, accurate and timely financial communications to investors and regulators. The Company also provides virtual data rooms to facilitate the deal management requirements of capital markets and mergers and acquisitions transactions, and provides data and analytics services that help professionals uncover intelligence from disclosures contained within public filings made with the SEC. The U.S. segment also includes language solutions capabilities, through which the Company can translate documents and create content in up to 140 different languages for its clients, and commercial print.

International

The International segment includes the Company’s operations in Asia, Europe, Canada and Latin America. The international business is primarily focused on working with international capital markets clients on capital markets offerings and regulatory compliance related activities into or within the United States. In addition, the international segment provides language translation services and shareholder communication services to investment market clients.

Corporate

Corporate consists of unallocated selling, general and administrative activities and associated expenses including, in part, executive, legal, finance, communications and certain facility costs. In addition, certain costs and earnings of employee benefit plans, such as pension and other postretirement benefit plan expense (income) and allocated costs for share-based compensation, are included in Corporate and not allocated to the operating segments.

Information by Segment

The Company has disclosed income (loss) from operations as the primary measure of segment earnings (loss). This is the measure of profitability used by the Company’s chief operating decision-maker and is most consistent with the presentation of profitability reported within the consolidated and combined financial statements.

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Three Months Ended March 31, 2017
U.S.	$232.9	$(2.5)	$230.4	$37.0	$740.2	$8.8	$3.9
International	37.3	(0.4)	36.9	0.2	94.6	1.4	0.4

Total operating segments	270.2	(2.9)	267.3	37.2	834.8	10.2	4.3
Corporate	—	—	—	(10.0)	189.8	—	—

Total operations	$270.2	$(2.9)	$267.3	$27.2	$1,024.6	$10.2	$4.3

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Three Months Ended March 31, 2016
U.S.	$209.6	$(1.5)	$208.1	$22.0	$713.0	$8.3	$5.6
International	32.7	(0.7)	32.0	3.0	92.7	1.1	0.3

Total operating segments	242.3	(2.2)	240.1	25.0	805.7	9.4	5.9
Corporate	—	—	—	(2.5)	69.9	0.1	2.6

Total operations	$242.3	$(2.2)	$240.1	$22.5	$875.6	$9.5	$8.5

Note 18. Segment Information

The Company’s segments are summarized below:

United States

The U.S. segment serves capital market and investment market clients in the U.S. by delivering products and services to help create, manage, and deliver, accurate and timely financial communications to investors and regulators. The Company also provides virtual data rooms to facilitate the deal management requirements of capital markets and mergers and acquisitions transactions, and provides data and analytics services that help professionals uncover intelligence from disclosures contained within public filings made with the SEC. The U.S. segment also includes language solutions capabilities, through which the Company can translate documents and create content in up to 140 different languages for its clients, and commercial print. The U.S. segment accounted for 86.0% of the Company’s consolidated and combined net sales in 2016.

International

The International segment includes the Company’s operations in Asia, Europe, Canada and Latin America. The international business is primarily focused on working with international capital markets clients on capital markets offerings and regulatory compliance related activities into or within the United States. In addition, the international segment provides language translation services and shareholder communication services to investment market clients. The International segment accounted for 14.0% of the Company’s consolidated and combined net sales in 2016.

Corporate

Corporate consists of unallocated selling, general and administrative activities and associated expenses including, in part, executive, legal, finance, communications and certain facility costs. In addition, certain costs and earnings of employee benefit plans, such as pension and other postretirement benefit plan expense (income) and allocated costs for share-based compensation, are included in Corporate and not allocated to the operating segments.

Information by Segment

The Company has disclosed income (loss) from operations as the primary measure of segment earnings (loss). This is the measure of profitability used by the Company’s chief operating decision-maker and is most consistent with the presentation of profitability reported within the consolidated and combined financial statements.

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2016
U.S.	$852.6	$(7.4)	$845.2	$118.4	$672.2	$34.5	$20.5
International	142.9	(4.6)	138.3	9.6	93.7	4.6	2.6

Total operating segments	995.5	(12.0)	983.5	128.0	765.9	39.1	23.1
Corporate	—	—	—	(22.0)	213.0	4.2	3.1

Total operations	$995.5	$(12.0)	$983.5	$106.0	$978.9	$43.3	$26.2

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2015
U.S.	$912.0	$(11.2)	$900.8	$160.3	$664.0	$37.0	$25.9
International	151.1	(2.4)	148.7	15.3	86.8	4.4	1.2

Total operating segments	1,063.1	(13.6)	1,049.5	175.6	750.8	41.4	27.1
Corporate	—	—	—	(2.9)	66.8	0.3	—

Total operations	$1,063.1	$(13.6)	$1,049.5	$172.7	$817.6	$41.7	$27.1

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2014
U.S.	$926.0	$(9.7)	$916.3	$175.7	$35.4	$20.3
International	166.9	(3.1)	163.8	17.2	4.6	1.5

Total operating segments	1,092.9	(12.8)	1,080.1	192.9	40.0	21.8
Corporate	—	—	—	(102.1)	0.7	7.0

Total operations	$1,092.9	$(12.8)	$1,080.1	$90.8	$40.7	$28.8

Corporate assets primarily consisted of the following items at December 31, 2016 and 2015:

	2016	2015
Receivable from RR Donnelley	$76.0	$—
Software, net	41.0	42.4
Deferred income tax assets, net of valuation allowances	34.2	10.4
Cash and cash equivalents	25.5	—

Restructuring, impairment and other charges by segment for 2016, 2015 and 2014 are described in Note 4, Restructuring, Impairment and Other Charges.